Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Common Stock [Member]		Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2023			[1]		[1]	$ 1,700	[1]	$ (1,699)	$ 2,236,677	$ 755,100	$ 2,955,118	$ (339,563)	$ 5,607,333	$ (58,293)	$ 5,549,040
Balance, shares at Jun. 30, 2023	[1]					851
Net loss for the year			[1]		[1]		[1]				(1,371,141)		(1,371,141)	(2,746)	(1,373,887)
Foreign currency translation adjustment												80,656	80,656	(812)	79,844
Balance at Jun. 30, 2024			[1]		[1]	$ 1,700	[1]	(1,699)	2,236,677	755,100	1,583,977	(258,907)	4,316,848	(61,851)	4,254,997
Balance, shares at Jun. 30, 2024	[1]					851
Net loss for the year			[1]		[1]		[1]				(1,013,575)		(1,013,575)	(2,004)	(1,015,579)
Foreign currency translation adjustment												(20,197)	(20,197)	274	(19,923)
Shares issued in connection with initial public offering						$ 175	[1]		4,594,724				4,594,899		4,594,899
Shares issued in connection with initial public offering, shares	[1]					88
Appropriation to statutory reserve										44,996	(44,996)
Balance at Jun. 30, 2025			[1]		[1]	$ 1,875	[1]	(1,699)	6,831,401	800,096	525,406	(279,104)	7,877,975	(63,581)	7,814,394
Balance, shares at Jun. 30, 2025	[1]					939
Net loss for the year			[1]		[1]		[1]				(3,817,708)		(3,817,708)	(2,931)	(3,820,639)
Foreign currency translation adjustment							[1]					1,006,309	1,006,309	(3,328)	1,002,981
Shares re-designated and re-classified	[1]	$ 331		$ 1,544		$ (1,875)
Shares re-designated and re-classified, shares	[1]	166		773		(939)
Issuance of ordinary shares in private placement		$ 12,000	[1]						29,988,000				30,000,000		30,000,000
Issuance of ordinary shares in private placement, shares	[1]	6,000
Issuance of ordinary shares via ATM Program		$ 16,666	[1]						7,705,754				7,722,420		7,722,420
Issuance of ordinary shares via ATM Programt, shares	[1]	8,333
Share capital reorganization		$ (28,968)	[1]	$ (1,542)	[1]				30,510
Balance at Jun. 30, 2026		$ 29	[1]	$ 2	[1]		[1]	$ (1,699)	$ 44,555,665	$ 800,096	$ (3,292,302)	$ 727,205	$ 42,788,996	$ (69,840)	$ 42,719,156
Balance, shares at Jun. 30, 2026	[1]	14,499		773

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).